Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method

a.    The following tables present the changes in shareholders’ equity of the Group’s equity method investments during the years ended December 31, 2018 and 2017:

											Other		Argentine
						Balance as of				Foreign Currency	Comprehensive	Other	hyperinflationary	Balance as of		Balance as of
Taxpayer ID					Ownership Interest	1/1/2018	Additions	Share of Profit (Loss)	Dividends Declared	Translation	Income	Increase (Decrease)	economy	12/31/2018	Negative equity provision	12/31/2018
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	22.22%	1,221	—	441	(1,145)	39	—	—	—	556	—	556
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	14	—	(160)	—	(258)	—	—	640	236	—	236
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	830	—	1,027	(453)	(536)	—	—	—	868	—	868
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	671	—	1,144	(422)	(462)	—	—	—	931	—	931
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	11	—	—	—	(6)	—	—	—	5	—	5

					TOTAL	2,747	—	2,452	(2,020)	(1,223)	—	—	640	2,596	—	2,596

											Other		Argentine
						Balance as of				Foreign Currency	Comprehensive	Other	hyperinflationary	Balance as of		Balance as of
Taxpayer ID					Ownership Interest	1/1/2017	Additions	Share of Profit (Loss)	Dividends Declared	Translation	Income	Increase (Decrease)	economy	12/31/2017	Negative equity provision	12/31/2017
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	22.22%	—	—	1,606	—	(177)	—	—	—	1,429	(208)	1,221
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	17	—	—	—	(3)	—	—	—	14	—	14
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	971	—	1,101	(1,076)	(166)	—	—	—	830	—	830
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	769	—	603	(565)	(136)	—	—	—	671	—	671
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	13	—	—	—	(2)	—	—	—	11	—	11

					TOTAL	1,770	—	3,310	(1,641)	(484)	—	—	—	2,955	(208)	2,747

Summary of Financial Information from Financial Statements of Investments in Associates

The following tables set forth financial information as of December 31, 2018 and 2017, from the Financial Statements of the investments in associates where the Group has significant influence:

	December 31, 2018
	Ownership Interest Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	22.22%	2,914	732	1,032	110	2,984	(1,282)	1,702	179	1,881

	December 31, 2017
	Ownership Interest Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	22.22%	9,491	811	4,559	249	13,923	(6,666)	7,257	(799)	6,458